Financial Risks - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Statement [Line Items]
Impact on other comprehensive income, before tax effect	¥ (225,875)	¥ (235,959)
Unused commitment lines	6,753,849	5,485,781
Credit limits other than commitment lines	¥ 88,500	¥ 53,000
Equity price risk [member] | Trading equity securities [member]
Statement [Line Items]
Percentage of equity financial assets changes	10.00%	10.00%
Impact on other comprehensive income, before tax effect	¥ 331,161	¥ 305,475
Interest rate, measurement input [Member]
Statement [Line Items]
Percentage of reasonably possible increase in unobservable input, assets	1.00%	1.00%